Real Estate Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Real Estate Investments [Abstract]
Real Estate Investments

Note 3 - Real Estate Investments

The following table presents the allocation of real estate investment assets acquired by the Company during the nine months ended September 30, 2012 (dollar amounts in thousands):

Real estate investments, at cost:
Land	$10,228
Buildings, fixtures and improvements	75,360
Total tangible assets	85,588
Acquired intangibles:
In-place leases	13,262
Total assets acquired, net	98,850
OP Units issued to acquire real estate investments	(6,352)
Cash paid to acquire real estate investments	$92,498
Number of properties acquired	36

The Company owns and operates commercial properties. As of September 30, 2012, the Company owned 125 properties, one of which is vacant and classified as held for sale. Buildings, fixtures and improvements include $8.0 million, comprised of $5.1 million, $1.1 million and $1.8 million, provisionally assigned to buildings, fixtures and improvements, respectively, pending receipt of the final cost segregation analysis on such assets being prepared by a third party specialist. The Contributor, an affiliate of the Sponsor, contributed 63 properties (the "Contributed Properties") in September 2011 in conjunction with the completion of the IPO at amortized cost.

On July 3, 2012, the Company sold a vacant property in Havertown, PA, which was classified as held for sale for net proceeds of $0.6 million.

The Company's portfolio of real estate investment properties (excluding one vacant property), which were all 100% leased, is comprised of the following 124 properties as of September 30, 2012:

Portfolio	Contribution or Acquisition Date	Number of Properties	Square Feet	Remaining Lease Term(1)	Base Purchase Price(2)	Capitalization Rate(3)	Annualized Rental Income/ NOI(4)	Annualized Rental Income/NOI per Square Foot
					(in thousands)		(in thousands)
Home Depot	Sep, 2011	1	465,600	17.2	$23,398	9.7%	$2,258	$4.85
Citizens Bank	Sep, 2011	59	291,920	5.4	95,241	7.1%	6,726	23.04
Community Bank	Sep, 2011	1	4,410	3.8	705	5.1%	36	8.16
Dollar General I	Nov, 2011	20	177,668	6.9	9,981	9.7%	965	5.43
Advance Auto	Nov. & Dec. 2011	6	42,000	7.1	5,122	8.9%	457	10.88
Walgreens I	Dec, 2011	1	14,414	9.0	2,426	10.1%	245	17.00
Portfolio - December 31, 2011		88	996,012	8.2	136,873	7.8%	10,687	10.73
GSA I(5)	Jan, 2012	1	12,009	6.4	4,850	8.2%	396	32.98
Walgreens II	Jan, 2012	1	15,120	6.3	3,778	9.2%	346	22.88
FedEx	May, 2012	6	92,935	4.2	12,207	9.0%	1,099	11.83
John Deere	May, 2012	1	552,960	5.3	26,126	9.0%	2,353	4.26
GSA II(5)	Jun, 2012	1	18,640	6.0	5,835	11.1%	647	34.71
GSA III(5)	Jun, 2012	1	39,468	4.6	6,350	9.5%	604	15.30
Tractor Supply	Jun, 2012	1	38,507	6.1	1,921	9.5%	183	4.75
GSA IV(5)	Jun, 2012	1	22,509	6.0	3,890	11.0%	428	19.01
Dollar General II	Jun, 2012	16	134,102	5.1	5,993	10.7%	642	4.79
GSA V(5)	Jun, 2012	1	11,281	4.4	2,200	9.9%	217	19.24
Mrs Baird's	Jul, 2012	1	75,050	4.7	6,213	10.2%	631	8.40
Reckitt Benckiser	Aug, 2012	1	32,000	5.6	10,000	9.6%	964	30.13
CVS	Sep, 2012	3	31,620	4.7	4,855	9.9%	481	15.21
Iron Mountain	Sep, 2012	1	126,664	5.3	4,632	9.6%	443	3.50
2012 Acquisitions		36	1,202,865	5.2	98,850	9.5%	9,434	7.84
Portfolio - September 30, 2012(6)		124	2,198,877	6.8	$235,723	8.5%	$20,121	$9.15
(1)	Remaining lease term as of September 30, 2012, in years. If the portfolio has multiple locations with varying lease expirations, remaining lease term is calculated on a weighted-average basis. Total remaining lease term is a weighted average of the remaining lease term of the total portfolio.
(2)	Original purchase price of the Contributed Properties and base purchase price of all other properties, in each case excluding acquisition and transaction-related costs. Acquisition and transaction-related costs include legal and various other closing costs incurred in connection with acquiring investment properties.
(3)	Annualized rental income or annualized net operating income ("NOI"), on a straight-line basis, divided by base purchase price.
(4)	Annualized rental income/NOI for net leases is rental income on a straight-line basis as of September 30, 2012, which includes the effect of tenant concessions such as free rent, as applicable. For modified gross leased properties, NOI is rental income on a straight-line basis as of September 30, 2012, which includes the effect of tenant concessions such as free rent, as applicable, plus operating expense reimbursement revenue less property operating expenses.
(5)	Lease on property is a modified gross lease. As such, annualized rental income/NOI for this property is rental income on a straight-line basis as of September 30, 2012, which includes the effect of tenant concessions such as free rent plus operating expense reimbursement revenue less property operating expenses.
(6)	Total portfolio excludes one vacant property contributed in September 2011, which is classified as held for sale as of September 30, 2012.

Future Lease Payments

The following table presents future minimum base rental cash payments due to the Company over the next five years and thereafter. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items (amounts in thousands):

Future Minimum Base Rent Payments
October 1, 2012 - December 31, 2012	$4,980
2013	20,228
2014	20,416
2015	20,246
2016	19,858
Thereafter	72,222
$157,950

Tenant Concentration

The following table lists the tenants whose annualized rental income/NOI on a straight-line basis represented greater than 10% of consolidated annualized rental income/NOI on a straight-line basis as of September 30, 2012 and 2011:

Tenant	September 30, 2012	September 30, 2011
Citizens Bank	33.4%	75.0%
John Deere	11.7%	-%
GSA	11.4%	-%
Home Depot	11.2%	25.0%

The termination, delinquency or non-renewal of one or more leases by either of the above tenants may have a material effect on revenues. No other tenant represents more than 10% of the annualized rental income/NOI for the period presented.

Geographic Concentration

The following table lists the states where the Company has concentrations of properties where annual rental income/NOI on a straight-line basis represented greater than 10% of consolidated annualized rental income/NOI on a straight-line basis as of September 30, 2012 and 2011:

State	September 30, 2012	September 30, 2011
Michigan	14.2%	22.7%
South Carolina	12.4%	25.0%
Ohio	11.8%	20.0%
Iowa	11.7%	*
New York	10.4%	11.7%
*	The state's annualized rental income/NOI was not greater than 10% of total annualized rental income for all portfolio properties as of the period specified.

Note 3 - Real Estate Investments

The following table presents the allocation of real estate investment assets acquired by or contributed to the Company during the year ended December 31, 2011. There were no property acquisitions during the period from December 2, 2010 (date of inception) to December 31, 2010 (amounts in thousands):

Real estate investments, at cost:
Land	$18,489
Buildings, fixtures and improvements	107,340
Total tangible assets	125,829
Acquired intangibles:
In-place leases	11,044
Purchase price of acquired real estate investments(1)	$136,873
Number of properties acquired	88
(1)	Purchase price includes the properties that were contributed in September 2011 in conjunction with the completion of the IPO by the Contributor, an affiliate of the Sponsor, at amortized cost, as well as $17.5 million of properties acquired by the Company since the IPO.

The Company owns and operates commercial properties. As of December 31, 2011, the Company owned 90 properties, 2 of which are vacant and classified as held for sale at December 31, 2011. 63 of the properties were contributed in September 2011 in conjunction with the completion of the IPO by the Contributor, an affiliate of the Sponsor, at amortized cost.

The Company's portfolio of real estate investment properties, which were all 100% leased, is comprised of the following 88 properties as of December 31, 2011 (dollar amounts in thousands):

Portfolio	Contribution or Acquisition Date	Number of Properties	Square Feet	Remaining Lease Term(1)	Base Purchase Price(2)	Capitalization Rate(3)	Annualized Rental Income(4)	Annualized Rental Income per Square Foot
Home Depot	Sep. 2011	1	465,600	17.9	$23,398	9.7%	$2,258	$4.85
Citizens Bank	Sep. 2011	59	291,920	6.2	95,241	7.1%	6,729	23.05
Community Bank	Sep. 2011	1	4,410	4.6	705	5.1%	36	8.16
Dollar General	Nov. 2011	20	177,668	7.6	9,981	9.7%	965	5.43
Advance Auto	Nov. & Dec. 2011	6	42,000	7.8	5,122	8.9%	457	10.88
Walgreens	Dec. 2011	1	14,414	9.8	2,425	10.1%	245	17.00
Total Portfolio(5)		88	996,012	8.9	$136,872	7.8%	$10,690	$10.73
(1)	Remaining lease term as of December 31, 2011, in years. If the portfolio has multiple locations with varying lease expirations, remaining lease term is calculated on a weighted-average basis. Total remaining lease term is an average of the remaining lease term of the total portfolio.
(2)	Original purchase price of properties contributed excluding acquisition and transaction-related costs. Acquisition and transaction-related costs include legal costs and closing costs on property.
(3)	Annualized rental income on a straight-line basis divided by base purchase price.
(4)	Annualized rental income on a straight-line basis for the leases in place as of December 31, 2011, which includes the effect of tenant concessions such as free rent, as applicable.
(5)	Total portfolio excludes 2 vacant properties contributed in September 2011 which were classified as held for sale at December 31, 2011. The aggregate square footage and base purchase price of these vacant properties was 6,800 and $2.9 million, respectively.

Future Lease Payments

The following table presents future minimum base rental cash payments due to the Company over the next five years and thereafter. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items (amounts in thousands):

Future Minimum Base Rent Payments
2012	$10,200
2013	10,400
2014	10,586
2015	10,717
2016	10,663
Thereafter	45,723
$98,289

Tenant Concentration

The following table lists the tenants whose annualized rental income on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of December 31, 2011:

Tenant
Citizens Bank	62.9%
Home Depot	21.1%

The termination, delinquency or non-renewal of one or more leases by any of the above tenants may have a material effect on revenues. No other tenant represents more than 10% of the rental income for the period presented.

Geographic Concentration

The following table lists the states where the Company has concentrations of properties where annual rental income on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of December 31, 2011:

State
Michigan	23.4%
South Carolina	23.4%
Ohio	16.8%